Supplement to the
Fidelity® Small Cap Discovery Fund
June 29, 2017
As Revised January 18, 2018
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

SMR-SUM-18-01 1.9886612.101	January 18, 2018